DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Disposal Group, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations
The following depicts the results of operations for the discontinued operations of the Company for the periods presented:

Three Months Ended March 31, 2025
Revenue	$10,637
Operating costs and expenses:
Selling, general & administrative	117,779
Compensation and benefits	464,753
Total operating costs and expenses	582,532
Loss from operations	(571,895)
Other expense:
Other expense, net	(11,444)
Total other expense, net	(11,444)
Net loss	$(583,339)
The following table provides a reconciliation of the carrying amounts of major classes of assets and liabilities classified as discontinued operations, respectively, to the amounts presented in the Company’s consolidated balance sheets.

December 31, 2024
Goodwill	$5,995,793
Intangible assets, net	992,444
Prepaid expenses and other current assets	951,922
Cash and cash equivalents	175,233
Accounts receivable, net	56,666
Assets of discontinued operations	$8,172,058
The following depicts the results of operations for the discontinued operations of the Company for the periods presented:

	For the Year Ended December 31,
	2025	2024
Revenue	$100,992	$122,873

Operating costs and expenses:
Selling, general & administrative	395,817	626,287
Compensation and benefits	1,555,595	2,379,529
Provision for expected credit losses	44,796	—
Impairment of goodwill	4,122,926	3,000,000
Total operating costs and expenses	6,119,134	6,005,816
Loss from operations	(6,018,142)	(5,882,943)
Other income (expense):
Other income (expense), net	(68,420)	21,810
Total other income (expense), net	(68,420)	21,810
Net loss	$(6,086,562)	$(5,861,133)